Long-Term Debt, Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Total long-term debt [Abstract]
Finance lease liability	$ 21,042
Term Loan Facility [Member]
Total long-term debt [Abstract]
Loan agreement	13,900	$ 16,200
Finance lease liability	21,042	0
Less: Deferred financing costs	(183)	(269)
Total long-term debt, net of deferred financing costs	34,759	15,931
Current portion of long-term debt [Abstract]
Loan agreement	1,170	2,300
Finance lease liability	1,186	0
Less: Current portion of deferred financing costs	(76)	(87)
Current portion of long-term debt, net of deferred financing costs	2,280	2,213
Non-current portion of long-term debt [Abstract]
Loan agreement	12,730	13,900
Finance lease liability	19,856	0
Less: Non-current portion of deferred financing costs	(107)	(182)
Non-current portion of long-term debt, net of deferred financing costs	$ 32,479	$ 13,718